Shareholders' Equity - Outstanding warrants (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Class of Warrant or Right [Line Items]
Number of warrants outstanding, Beginning	1,612,694
Number of warrants outstanding, End	1,612,694	1,612,694
Number of warrants exercisable	1,612,694
Weighted average exercise price, Beginning	$ 0.22
Weighted average exercise price, End	0.20	$ 0.22
Weighted average exercise price exercisable	$ 5.00
Total intrinsic value, Beginning	$ 354,793
Total intrinsic value, End		$ 354,793
Weighted average remaining contractual life (in years) price, Outstanding		1 year 1 month 6 days
Weighted average remaining contractual life (in years) price, Issued	7 months 6 days
Weighted average remaining contractual life (in years) exercisable	7 months 6 days